UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06071

Deutsche Institutional Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2017

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2017

Semiannual Report

to Shareholders

Deutsche EAFE® Equity Index Fund

Contents

3	Letter to Shareholders
4	Performance Summary
6	Portfolio Manager
6	Portfolio Summary
8	Investment Portfolio
35	Statement of Assets and Liabilities
37	Statement of Operations
38	Statements of Changes in Net Assets

39	Financial Highlights
40	Notes to Financial Statements
51	Information About Your Fund’s Expenses
53	Advisory Agreement Board Considerations and Fee Evaluation
58	Account Management Resources
60	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Various factors, including costs, cash flows and security selection, may cause the fund’s performance to differ from that of the index. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

In June 2016, citizens of the United Kingdom voted that the United Kingdom should leave the European Union and in March 2017, the United Kingdom initiated its withdrawal from the European Union, which is expected to take place by March 2019. Significant uncertainty exists regarding the timing and terms of the United Kingdom’s anticipated withdrawal from the European Union and the effects such withdrawal may have on the United Kingdom, other European countries and the global economy.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche EAFE® Equity Index Fund

Letter to Shareholders

Dear Shareholder:

With the economy in its third-longest expansion on record, signals such as overheating or inflation pressures — traditional signals for the potential of a sharp slowdown or recession — are still notably absent. Our economists tell us that financial conditions remain generally supportive, and households and businesses overall are in good financial condition.

However, a shift into higher gear appears unlikely. While fiscal stimulus and tax/regulatory reform may come to pass, the scope is likely to be somewhat less than originally anticipated and unlikely to impact growth before 2018.

Against this backdrop, the financial markets remain generally upbeat, encouraged by a more positive global cycle with fewer downside risks. Even a shift in monetary policy, with some central banks raising short-term interest rates and others expected to do so before long, has been taken in stride. People seem to view the policy change as a healthy response to an improved outlook.

Of course, there are any number of potential risks that can alter this benevolent outlook and positive market sentiment. Our CIO Office and investment specialists continually monitor the issues and events that influence the markets in order to identify emerging risks as well as opportunities. Their views are updated regularly and available on our Web site — deutschefunds.com.

Thank you for your continued investment. We appreciate the opportunity to help you address your investment needs.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche EAFE® Equity Index Fund	3

Performance Summary	June 30, 2017 (Unaudited)

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/17
No Sales Charges	14.21%	20.06%	8.35%	0.85%
MSCI EAFE® Index†	13.81%	20.27%	8.69%	1.03%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated March 31, 2017 is 0.95% for Institutional Class shares and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE® Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund’s investment advisor. There is no guarantee that the Fund will be able to mirror the MSCI EAFE® Index closely to track its performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

4	Deutsche EAFE® Equity Index Fund

Growth of an Assumed $1,000,000 Investment

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

†	MSCI Europe, Australasia and Far East (EAFE) Index is an unmanaged equity index which captures large and mid cap representation across Developed Markets countries around the world, excluding the US and Canada.

‡	Total returns shown for periods less than one year are not annualized.

Institutional Class
Net Asset Value
6/30/17	$6.19
12/31/16	$5.42

Deutsche EAFE® Equity Index Fund	5

Portfolio Manager

Thomas O’Brien, CFA. Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the fund. Began managing the fund in 2013.

–	Portfolio Manager for the International Equity Index group in Chicago.

–	Prior to joining Northern Trust in November 2004, he was a Principal at State Street Global Advisors focusing on US index strategies.

–	BS, University of Rhode Island; MBA, Suffolk University.

Portfolio Summary	(Unaudited)

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/17	12/31/16
Financials	21%	21%
Industrials	14%	14%
Consumer Discretionary	12%	13%
Consumer Staples	12%	11%
Health Care	11%	11%
Materials	8%	8%
Information Technology	6%	5%
Energy	5%	6%
Telecommunication Services	4%	4%
Real Estate	4%	4%
Utilities	3%	3%
	100%	100%

Geographic Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/17	12/31/16
Japan	24%	24%
United Kingdom	16%	16%
France	10%	10%
Germany	10%	9%
Switzerland	9%	9%
Australia	7%	8%
Netherlands	5%	5%
Spain	3%	3%
Hong Kong	3%	3%
Sweden	3%	3%
Italy	2%	2%
Denmark	2%	2%
Other	6%	6%
	100%	100%

6	Deutsche EAFE® Equity Index Fund

Ten Largest Equity Holdings at June 30, 2017 (12.5% of Net Assets)		Country	Percent
1.	Nestle SA	Switzerland	2.1%
	Multinational company that markets a wide range of food products
2.	Royal Dutch Shell PLC	Netherlands	1.7%
	Explores, produces, and refines petroleum
3.	Novartis AG	Switzerland	1.4%
	Manufacturer of pharmaceutical and nutrition products
4.	HSBC Holdings PLC	United Kingdom	1.4%
	Provider of international banking and financial services
5.	Roche Holding AG	Switzerland	1.4%
	Developer of pharmaceutical and chemical products
6.	Toyota Motor Corp.	Japan	1.0%
	Manufacturer of diversified automotive products
7.	British American Tobacco PLC	United Kingdom	1.0%
	Manufactures, markets and sells cigarettes and other tobacco products
8.	TOTAL SA	France	0.9%
	Produces, refines, transports and markets oil and natural gas
9.	BP PLC	United Kingdom	0.8%
	Exporter and producer of oil and natural gas
10.	Sanofi	France	0.8%
	Manufactures prescription pharmaceuticals

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 8. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 58 for contact information.

Deutsche EAFE® Equity Index Fund	7

Investment Portfolio	as of June 30, 2017 (Unaudited)

	Shares	Value ($)
Common Stocks 103.7%
Australia 7.4%
AGL Energy Ltd.	2,990	58,602
Alumina Ltd.	12,044	17,773
Amcor Ltd.	5,234	65,210
AMP Ltd.	13,177	52,563
APA Group (Units)	4,717	33,246
Aristocrat Leisure Ltd.	2,303	39,933
ASX Ltd.	836	34,447
Aurizon Holdings Ltd.	8,930	36,789
AusNet Services (Units)	8,476	11,303
Australia & New Zealand Banking Group Ltd.	13,067	288,443
Bank of Queensland Ltd.	1,857	16,342
Bendigo & Adelaide Bank Ltd.	2,294	19,536
BGP Holdings PLC*	328,818	6,572
BHP Billiton Ltd.	14,296	255,798
BHP Billiton PLC	9,286	142,232
BlueScope Steel Ltd.	2,578	26,175
Boral Ltd.	5,326	28,450
Brambles Ltd.	7,138	53,381
Caltex Australia Ltd.	1,141	27,721
Challenger Ltd.	2,601	26,668
CIMIC Group Ltd.	473	14,120
Coca-Cola Amatil Ltd.	2,236	15,863
Cochlear Ltd.	261	31,184
Commonwealth Bank of Australia	7,663	487,733
Computershare Ltd.	2,118	23,018
Crown Resorts Ltd.	1,786	16,857
CSL Ltd.	2,006	212,816
Dexus (REIT)	4,135	30,129
Domino’s Pizza Enterprises Ltd. Series L	297	11,889
Flight Centre Travel Group Ltd.	298	8,772
Fortescue Metals Group Ltd.	6,663	26,733
Goodman Group (REIT)	7,874	47,629
GPT Group (REIT)	7,491	27,579
Harvey Norman Holdings Ltd.	2,514	7,381
Healthscope Ltd.	8,410	14,285
Incitec Pivot Ltd.	7,553	19,796
Insurance Australia Group Ltd.	10,725	55,889
LendLease Group (Units)	2,316	29,638
Macquarie Group Ltd.	1,445	98,290
Medibank Private Ltd.	12,523	26,951

The accompanying notes are an integral part of the financial statements.

8	Deutsche EAFE® Equity Index Fund

	Shares	Value ($)
Mirvac Group (REIT) (Units)	15,529	25,423
National Australia Bank Ltd.	11,909	270,845
Newcrest Mining Ltd.	3,485	54,000
Oil Search Ltd.	5,813	30,471
Orica Ltd.	1,703	27,069
Origin Energy Ltd.*	7,659	40,383
Qantas Airways Ltd.	2,198	9,663
QBE Insurance Group Ltd.	6,182	56,115
Ramsay Health Care Ltd.	603	34,111
REA Group Ltd.	238	12,146
Santos Ltd.*	8,847	20,603
Scentre Group (REIT)	23,196	72,205
SEEK Ltd.	1,513	19,665
Sonic Healthcare Ltd.	1,648	30,678
South32 Ltd.	23,053	47,486
Stockland (REIT) (Units)	10,479	35,277
Suncorp Group Ltd.	5,723	65,189
Sydney Airport (Units)	5,008	27,290
TABCORP Holdings Ltd.	4,046	13,590
Tatts Group Ltd.	6,062	19,476
Telstra Corp., Ltd.	18,049	59,652
TPG Telecom Ltd.	1,864	8,166
Transurban Group (Units)	9,181	83,620
Treasury Wine Estates Ltd.	3,098	31,336
Vicinity Centres (REIT)	14,429	28,502
Wesfarmers Ltd.	4,973	153,349
Westfield Corp. (REIT)	8,995	55,516
Westpac Banking Corp.	14,933	350,179
Woodside Petroleum Ltd.	3,348	76,864
Woolworths Ltd.	5,656	111,028

(Cost $2,221,962)		4,317,633

Austria 0.3%
Andritz AG	334	20,119
Erste Group Bank AG*	1,317	50,429
OMV AG	650	33,731
Raiffeisen Bank International AG*	673	16,987
Voestalpine AG	518	24,139

(Cost $74,766)		145,405

Belgium 1.2%
Ageas	880	35,440
Anheuser-Busch InBev SA	3,367	371,910
Colruyt SA	278	14,645
Groupe Bruxelles Lambert SA	343	33,021

The accompanying notes are an integral part of the financial statements.

Deutsche EAFE® Equity Index Fund	9

	Shares	Value ($)
KBC Group NV	1,122	85,104
Proximus SA	692	24,209
Solvay SA	321	43,079
Telenet Group Holding NV*	263	16,566
UCB SA	549	37,767
Umicore SA	429	29,840

(Cost $284,518)		691,581

China 0.0%
Yangzijiang Shipbuilding Holdings Ltd. (Cost $7,047)	10,600	9,162

Denmark 1.9%
A P Moller-Maersk AS “A”	16	30,548
A P Moller-Maersk AS “B”	29	58,309
Carlsberg AS “B”	473	50,531
Chr Hansen Holding AS	444	32,292
Coloplast AS “B”	528	44,119
Danske Bank AS	3,293	126,655
DONG Energy AS 144A	696	31,420
DSV AS	841	51,672
Genmab AS*	254	54,192
H. Lundbeck AS	304	17,062
ISS AS	703	27,611
Novo Nordisk AS ‘‘B”	8,052	344,820
Novozymes AS “B”	1,000	43,761
Pandora AS	506	47,216
TDC AS	3,649	21,220
Tryg AS	530	11,593
Vestas Wind Systems AS	989	91,299
William Demant Holding AS*	573	14,830

(Cost $476,888)		1,099,150

Finland 1.1%
Elisa Oyj	647	25,073
Fortum Oyj	1,860	29,168
Kone Oyj “B”	1,518	77,223
Metso Oyj	545	18,898
Neste Oyj	565	22,257
Nokia Oyj (a)	1,448	8,876
Nokia Oyj (a)	24,246	148,294
Nokian Renkaat Oyj	558	23,096
Orion Oyj “B”	468	29,880
Sampo Oyj “A”	1,953	100,088
Stora Enso Oyj “R”	2,494	32,217
UPM-Kymmene Oyj	2,390	68,134

The accompanying notes are an integral part of the financial statements.

10	Deutsche EAFE® Equity Index Fund

	Shares	Value ($)
Wartsila Oyj	667	39,424

(Cost $268,782)		622,628

France 10.7%
Accor SA	835	39,144
Aeroports de Paris	145	23,401
Air Liquide SA	1,721	212,682
Airbus SE	2,559	210,439
Alstom SA*	666	23,284
Arkema	283	30,199
Atos SE	424	59,517
AXA SA	8,639	236,315
BNP Paribas SA	4,990	359,400
Bollore SA (b)	4,290	19,506
Bouygues SA	959	40,439
Bureau Veritas SA	1,203	26,621
Capgemini SE	720	74,406
Carrefour SA (b)	2,592	65,574
Casino Guichard-Perrachon SA	273	16,170
Christian Dior SE	246	70,341
Cie Generale des Etablissements Michelin	764	101,571
CNP Assurances	827	18,565
Compagnie de Saint-Gobain	2,216	118,400
Credit Agricole SA	5,100	82,045
DANONE SA	2,630	197,684
Dassault Aviation SA	12	16,756
Dassault Systemes SE	568	50,920
Edenred	1,054	27,483
Eiffage SA	327	29,714
Electricite de France SA	2,454	26,577
Engie SA	7,612	114,892
Essilor International SA	915	116,420
Eurazeo SA	204	15,306
Eutelsat Communications SA	771	19,690
Fonciere des Regions (REIT)	154	14,286
Gecina SA (REIT)	187	29,336
Groupe Eurotunnel SE (Registered)	2,127	22,685
Hermes International	95	46,944
Icade (REIT)	151	12,676
Iliad SA	120	28,385
Imerys SA	170	14,786
Ingenico Group SA	265	24,059
Ipsen SA	167	22,860
JC Decaux SA	343	11,251
Kering	338	115,119

The accompanying notes are an integral part of the financial statements.

Deutsche EAFE® Equity Index Fund	11

	Shares	Value ($)
Klepierre (REIT)	933	38,240
L’Oreal SA	1,115	232,286
Lagardere SCA	585	18,475
Legrand SA	1,220	85,347
LVMH Moet Hennessy Louis Vuitton SE	1,233	307,426
Natixis SA	4,204	28,219
Orange SA	8,840	140,242
Pernod Ricard SA	942	126,150
Peugeot SA	2,110	42,090
Publicis Groupe	908	67,731
Remy Cointreau SA	97	11,328
Renault SA	791	71,598
Rexel SA	1,323	21,646
Safran SA	1,379	126,380
Sanofi	5,170	494,596
Schneider Electric SE (a)	350	26,877
Schneider Electric SE (a)	2,137	164,191
SCOR SE	782	31,002
SEB SA	104	18,679
Societe BIC SA	128	15,190
Societe Generale SA	3,373	181,490
Sodexo SA	411	53,139
Suez	1,668	30,891
Thales SA	464	49,943
TOTAL SA	10,340	511,188
Unibail-Rodamco SE (REIT) (a)	225	56,703
Unibail-Rodamco SE (REIT) (a)	216	54,435
Valeo SA	1,074	72,361
Veolia Environnement	2,082	43,992
VINCI SA	2,248	191,873
Vivendi SA	4,581	101,975
Wendel	128	18,947
Zodiac Aerospace	841	22,813

(Cost $3,222,500)		6,243,291

Germany 9.3%
adidas AG	833	159,599
Allianz SE (Registered)	2,020	397,751
Axel Springer SE	198	11,895
BASF SE	4,056	375,654
Bayer AG (Registered)	3,677	475,404
Bayerische Motoren Werke (BMW) AG	1,462	135,723
Beiersdorf AG	446	46,885
Brenntag AG	672	38,898
Commerzbank AG*	4,579	54,548

The accompanying notes are an integral part of the financial statements.

12	Deutsche EAFE® Equity Index Fund

	Shares	Value ($)
Continental AG	484	104,452
Covestro AG 144A	494	35,664
Daimler AG (Registered)	4,256	308,041
Deutsche Bank AG (Registered) (c)	9,085	161,094
Deutsche Boerse AG	863	91,096
Deutsche Lufthansa AG (Registered)	1,073	24,419
Deutsche Post AG (Registered)	4,426	165,910
Deutsche Telekom AG (Registered)	14,478	259,947
Deutsche Wohnen AG (Bearer)	1,591	60,857
E.ON SE	9,707	91,444
Evonik Industries AG	780	24,931
Fraport AG	198	17,481
Fresenius Medical Care AG & Co. KGaA	937	90,078
Fresenius SE & Co. KGaA	1,851	158,686
GEA Group AG	800	32,739
Hannover Rueck SE	273	32,724
HeidelbergCement AG	679	65,648
Henkel AG & Co. KGaA	468	56,606
HOCHTIEF AG	89	16,305
HUGO BOSS AG	262	18,344
Infineon Technologies AG	4,965	104,824
Innogy SE 144A	632	24,878
K+S AG (Registered)	865	22,150
LANXESS AG	414	31,345
Linde AG	819	155,093
MAN SE	172	18,441
Merck KGaA	575	69,450
Metro AG	809	27,309
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	714	143,976
OSRAM Licht AG	353	28,122
ProSiebenSat.1 Media SE	1,025	42,894
RWE AG*	2,332	46,465
SAP SE	4,370	456,445
Siemens AG (Registered)	3,402	467,631
Symrise AG	526	37,260
Telefonica Deutschland Holding AG	3,670	18,330
ThyssenKrupp AG	1,621	46,054
TUI AG	2,076	30,256
United Internet AG (Registered)	557	30,629
Volkswagen AG	155	24,032
Vonovia SE	2,087	82,868
Zalando SE 144A*	507	23,169

(Cost $2,722,256)		5,444,444

The accompanying notes are an integral part of the financial statements.

Deutsche EAFE® Equity Index Fund	13

	Shares	Value ($)
Hong Kong 3.6%
AIA Group Ltd.	53,481	390,792
ASM Pacific Technology Ltd.	1,100	14,864
Bank of East Asia Ltd.	5,343	22,960
BOC Hong Kong (Holdings) Ltd.	16,321	78,078
Cheung Kong Property Holdings Ltd.	11,848	92,797
CK Hutchison Holdings Ltd.	11,848	148,717
CK Infrastructure Holdings Ltd.	3,000	25,207
CLP Holdings Ltd.	7,274	76,956
First Pacific Co., Ltd.	10,000	7,378
Galaxy Entertainment Group Ltd.	10,497	63,729
Hang Lung Group Ltd.	4,000	16,548
Hang Lung Properties Ltd.	9,000	22,479
Hang Seng Bank Ltd.	3,400	71,114
Henderson Land Development Co., Ltd.	5,888	32,843
HK Electric Investments & HK Electric Investments Ltd. “SS”, 144A, (Units)	11,991	11,058
HKT Trust & HKT Ltd. “SS”, (Units)	16,920	22,235
Hong Kong & China Gas Co., Ltd.	37,395	70,312
Hong Kong Exchanges & Clearing Ltd.	5,154	133,216
Hongkong Land Holdings Ltd.	5,100	37,536
Hysan Development Co., Ltd.	2,773	13,230
Jardine Matheson Holdings Ltd.	900	57,780
Jardine Strategic Holdings Ltd.	1,000	41,690
Kerry Properties Ltd.	3,000	10,183
Li & Fung Ltd.	28,240	10,272
Link (REIT)	10,153	77,245
Melco Resorts & Entertainment Ltd. (ADR)	1,085	24,358
MGM China Holdings Ltd.	5,097	11,333
MTR Corp., Ltd.	6,270	35,295
New World Development Co., Ltd.	24,350	30,908
NWS Holdings Ltd.	6,991	13,754
PCCW Ltd.	19,000	10,805
Power Assets Holdings Ltd.	6,000	52,988
Shangri-La Asia Ltd.	6,000	10,175
Sino Land Co., Ltd.	14,637	23,997
SJM Holdings Ltd.	11,000	11,595
Sun Hung Kai Properties Ltd.	6,688	98,254
Swire Pacific Ltd. “A”	2,000	19,533
Swire Properties Ltd.	5,800	19,129
Techtronic Industries Co., Ltd.	5,999	27,584
WH Group Ltd. 144A	35,259	35,587
Wharf Holdings Ltd.	5,750	47,650
Wheelock & Co., Ltd.	4,000	30,176

The accompanying notes are an integral part of the financial statements.

14	Deutsche EAFE® Equity Index Fund

	Shares	Value ($)
Yue Yuen Industrial (Holdings) Ltd.	3,500	14,525

(Cost $1,089,731)		2,066,865

Ireland 1.1%
Bank of Ireland*	116,246	30,537
CRH PLC (a)	808	28,585
CRH PLC (a)	2,882	102,625
DCC PLC	384	34,960
Experian PLC	4,198	86,116
James Hardie Industries SE (CDI)	1,868	29,433
Kerry Group PLC “A” (a)	181	15,573
Kerry Group PLC “A” (a)	534	45,981
Paddy Power Betfair PLC	341	36,404
Shire PLC	4,027	222,282

(Cost $406,182)		632,496

Israel 0.7%
Azrieli Group Ltd.	194	10,791
Bank Hapoalim BM	4,482	30,243
Bank Leumi Le-Israel BM	6,077	29,570
Bezeq Israeli Telecommunication Corp., Ltd.	9,210	15,302
Check Point Software Technologies Ltd.*	600	65,448
Elbit Systems Ltd.	109	13,425
Frutarom Industries Ltd.	196	13,700
Israel Chemicals Ltd.	2,347	11,069
Israel Discount Bank “A”*	1	2
Mizrahi Tefahot Bank Ltd.	641	11,659
Mobileye NV*	900	56,520
Nice Ltd.	274	21,907
Taro Pharmaceutical Industries Ltd.*	100	11,206
Teva Pharmaceutical Industries Ltd. (ADR)	4,087	135,770

(Cost $407,314)		426,612

Italy 2.1%
Assicurazioni Generali SpA	5,572	91,706
Atlantia SpA	2,039	57,383
Enel SpA	36,234	194,259
Eni SpA	11,262	169,275
Ferrari NV (a)	228	19,570
Ferrari NV (a)	324	27,870
Intesa Sanpaolo (RSP)	4,407	13,067
Intesa Sanpaolo SpA	56,224	178,264
Leonardo SpA	1,810	30,079
Luxottica Group SpA	735	42,520
Mediobanca SpA	2,551	25,174

The accompanying notes are an integral part of the financial statements.

Deutsche EAFE® Equity Index Fund	15

	Shares	Value ($)
Poste Italiane SpA 144A	2,528	17,310
Prysmian SpA	914	26,881
Recordati SpA	471	19,108
Saipem SpA*	2,982	11,015
Snam SpA	9,972	43,462
Telecom Italia SpA*	51,074	47,134
Telecom Italia SpA (RSP)	27,299	20,111
Terna — Rete Elettrica Nationale SpA	6,445	34,789
UniCredit SpA*	8,891	166,032
UnipolSai Assicurazioni SpA	4,660	10,171

(Cost $874,526)		1,245,180

Japan 24.4%
ABC-Mart, Inc.	100	5,877
Acom Co., Ltd.*	2,200	10,034
Aeon Co., Ltd.	2,700	40,977
AEON Financial Service Co., Ltd.	530	11,206
AEON Mall Co., Ltd.	600	11,800
Air Water, Inc.	753	13,818
Aisin Seiki Co., Ltd.	800	40,898
Ajinomoto Co., Inc.	2,400	51,777
Alfresa Holdings Corp.	900	17,340
Alps Electric Co., Ltd.	900	25,926
Amada Holdings Co., Ltd.	1,500	17,311
ANA Holdings, Inc.	5,000	17,355
Aozora Bank Ltd.	5,000	19,026
Asahi Glass Co., Ltd.	800	33,643
Asahi Group Holdings Ltd.	1,700	63,904
Asahi Kasei Corp.	6,000	64,414
ASICS Corp.	800	14,809
Astellas Pharma, Inc.	9,500	116,095
Bandai Namco Holdings, Inc.	850	28,944
Benesse Holdings, Inc.	300	11,309
Bridgestone Corp.	2,900	124,792
Brother Industries Ltd.	1,000	23,054
Calbee, Inc.	400	15,701
Canon, Inc.	4,700	159,459
Casio Computer Co., Ltd.	900	13,819
Central Japan Railway Co.	600	97,675
Chubu Electric Power Co., Inc.	2,800	37,155
Chugai Pharmaceutical Co., Ltd.	1,000	37,386
Chugoku Electric Power Co., Inc.	1,300	14,321
Coca-Cola Bottlers Japan, Inc.	500	14,448
Concordia Financial Group Ltd.	5,400	27,203
Credit Saison Co., Ltd.	700	13,655

The accompanying notes are an integral part of the financial statements.

16	Deutsche EAFE® Equity Index Fund

	Shares	Value ($)
CYBERDYNE, Inc.*	400	5,317
Dai Nippon Printing Co., Ltd.	2,000	22,192
Dai-ichi Life Holdings, Inc.	4,700	84,682
Daicel Corp.	1,400	17,389
Daiichi Sankyo Co., Ltd.	2,600	61,189
Daikin Industries Ltd.	1,100	112,176
Daito Trust Construction Co., Ltd.	300	46,664
Daiwa House Industry Co., Ltd.	2,500	85,308
Daiwa House REIT Investment Corp. (REIT)	7	16,611
Daiwa Securities Group, Inc.	7,000	41,437
DeNA Co., Ltd.	500	11,185
Denso Corp.	2,100	88,537
Dentsu, Inc.	1,000	47,744
Disco Corp.	100	15,932
Don Quijote Holdings Co., Ltd.	500	18,938
East Japan Railway Co.	1,439	137,471
Eisai Co., Ltd.	1,200	66,201
Electric Power Development Co., Ltd.	700	17,289
FamilyMart UNY Holdings Co., Ltd.	400	22,867
FANUC Corp.	900	173,279
Fast Retailing Co., Ltd.	200	66,539
Fuji Electric Co., Ltd.	2,000	10,527
Fujifilm Holdings Corp.	1,800	64,654
Fujitsu Ltd.	9,000	66,239
Fukuoka Financial Group, Inc.	3,000	14,243
Hakuhodo Dy Holdings, Inc.	1,000	13,256
Hamamatsu Photonics KK	600	18,404
Hankyu Hanshin Holdings, Inc.	1,100	39,511
Hikari Tsushin, Inc.	100	10,509
Hino Motors Ltd.	1,200	13,304
Hirose Electric Co., Ltd.	100	14,243
Hisamitsu Pharmaceutical Co., Inc.	300	14,350
Hitachi Chemical Co., Ltd.	500	14,892
Hitachi Construction Machinery Co., Ltd.	500	12,478
Hitachi High-Technologies Corp.	300	11,629
Hitachi Ltd.	22,000	134,846
Hitachi Metals Ltd.	1,000	13,888
Honda Motor Co., Ltd.	7,600	207,036
Hoshizaki Corp.	200	18,066
Hoya Corp.	1,700	88,163
Hulic Co., Ltd.	1,500	15,297
Idemitsu Kosan Co., Ltd.	400	11,345
IHI Corp.*	7,000	23,774
Iida Group Holdings Co., Ltd.	700	11,644
INPEX Corp.	4,200	40,366

The accompanying notes are an integral part of the financial statements.

Deutsche EAFE® Equity Index Fund	17

	Shares	Value ($)
Isetan Mitsukoshi Holdings Ltd.	1,620	16,218
Isuzu Motors Ltd.	2,500	30,807
Itochu Corp.	6,600	97,936
J. Front Retailing Co., Ltd.	1,200	18,393
Japan Airlines Co., Ltd.	600	18,532
Japan Airport Terminal Co., Ltd.	200	7,637
Japan Exchange Group, Inc.	2,200	39,804
Japan Post Bank Co., Ltd.	1,800	23,013
Japan Post Holdings Co., Ltd.	2,000	24,788
Japan Prime Realty Investment Corp. (REIT)	4	13,852
Japan Real Estate Investment Corp. (REIT)	6	29,820
Japan Retail Fund Investment Corp. (REIT)	11	20,293
Japan Tobacco, Inc.	4,900	171,952
JFE Holdings, Inc.	2,325	40,319
JGC Corp.	1,000	16,199
JSR Corp.	800	13,777
JTEKT Corp.	1,100	16,059
JXTG Holdings, Inc.	13,550	59,115
Kajima Corp.	4,000	33,714
Kakaku.com, Inc.	700	10,039
Kamigumi Co., Ltd.	1,000	10,473
Kaneka Corp.	1,000	7,611
Kansai Electric Power Co., Inc.	3,100	42,638
Kansai Paint Co., Ltd.	900	20,685
Kao Corp.	2,200	130,504
Kawasaki Heavy Industries Ltd.	7,000	20,662
KDDI Corp.	8,100	214,248
Keihan Holdings Co., Ltd.	2,000	12,696
Keikyu Corp.	2,000	24,059
Keio Corp.	3,000	25,072
Keisei Electric Railway Co., Ltd.	600	16,004
Keyence Corp.	400	175,470
Kikkoman Corp.	600	19,151
Kintetsu Group Holdings Co., Ltd.	7,900	30,413
Kirin Holdings Co., Ltd.	3,900	79,370
Kobe Steel Ltd.*	1,500	15,390
Koito Manufacturing Co., Ltd.	458	23,536
Komatsu Ltd.	4,100	104,054
Konami Holdings Corp.	400	22,192
Konica Minolta, Inc.	2,100	17,401
Kose Corp.	100	10,909
Kubota Corp.	4,800	80,551
Kuraray Co., Ltd.	1,500	27,179
Kurita Water Industries Ltd.	500	13,603
Kyocera Corp.	1,400	80,982

The accompanying notes are an integral part of the financial statements.

18	Deutsche EAFE® Equity Index Fund

	Shares	Value ($)
Kyowa Hakko Kirin Co., Ltd.	1,110	20,596
Kyushu Electric Power Co., Inc.	1,900	23,042
Kyushu Financial Group, Inc.	1,600	10,086
Kyushu Railway Co.	700	22,685
Lawson, Inc.	200	13,976
LINE Corp.*	200	6,890
Lion Corp.	1,000	20,680
LIXIL Group Corp.	1,148	28,671
M3, Inc.	900	24,766
Mabuchi Motor Co., Ltd.	200	9,940
Makita Corp.	1,000	36,942
Marubeni Corp.	7,300	47,107
Marui Group Co., Ltd.	900	13,251
Maruichi Steel Tube Ltd.	300	8,709
Mazda Motor Corp.	2,400	33,458
McDonald’s Holdings Co. (Japan), Ltd.	300	11,496
Mebuki Financial Group, Inc.	4,600	17,095
Medipal Holdings Corp.	800	14,780
MEIJI Holdings Co., Ltd.	500	40,498
Minebea Mitsumi, Inc.	1,700	27,282
Miraca Holdings, Inc.	207	9,294
MISUMI Group, Inc.	1,200	27,377
Mitsubishi Chemical Holdings Corp.	6,300	52,097
Mitsubishi Corp.	6,700	140,344
Mitsubishi Electric Corp.	8,600	123,523
Mitsubishi Estate Co., Ltd.	5,600	104,233
Mitsubishi Gas Chemical Co., Inc.	900	19,004
Mitsubishi Heavy Industries Ltd.	14,000	57,232
Mitsubishi Materials Corp.	500	15,114
Mitsubishi Motors Corp.	2,900	19,080
Mitsubishi Tanabe Pharma Corp.	1,000	23,081
Mitsubishi UFJ Financial Group, Inc.	53,500	359,029
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,100	11,464
Mitsui & Co., Ltd.	7,600	108,485
Mitsui Chemicals, Inc.	4,000	21,160
Mitsui Fudosan Co., Ltd.	4,000	95,328
Mitsui O.S.K Lines Ltd.	5,000	14,670
Mixi, Inc.	200	11,114
Mizuho Financial Group, Inc.	106,690	194,836
MS&AD Insurance Group Holdings, Inc.	2,100	70,464
Murata Manufacturing Co., Ltd.	900	136,590
Nabtesco Corp.	525	15,240
Nagoya Railroad Co., Ltd.	4,000	18,635
NEC Corp.	10,900	28,879
Nexon Co., Ltd.*	900	17,764

The accompanying notes are an integral part of the financial statements.

Deutsche EAFE® Equity Index Fund	19

	Shares	Value ($)
NGK Insulators Ltd.	1,200	23,888
NGK Spark Plug Co., Ltd.	700	14,868
NH Foods Ltd.	1,000	30,362
Nidec Corp.	1,100	112,567
Nikon Corp.	1,400	22,355
Nintendo Co., Ltd.	500	167,504
Nippon Building Fund, Inc. (REIT)	6	30,620
Nippon Electric Glass Co., Ltd.	400	14,528
Nippon Express Co., Ltd.	4,000	25,001
Nippon Paint Holdings Co., Ltd.	700	26,450
Nippon Prologis REIT, Inc. (REIT)	8	17,028
Nippon Steel & Sumitomo Metal Corp.	3,400	76,721
Nippon Telegraph & Telephone Corp.	3,076	145,219
Nippon Yusen Kabushiki Kaisha*	8,000	14,866
Nissan Chemical Industries Ltd.	600	19,791
Nissan Motor Co., Ltd.	10,400	103,376
Nisshin Seifun Group, Inc.	900	14,763
Nissin Foods Holdings Co., Ltd.	300	18,724
Nitori Holdings Co., Ltd.	400	53,487
Nitto Denko Corp.	700	57,506
NOK Corp.	500	10,553
Nomura Holdings, Inc.	16,100	96,392
Nomura Real Estate Holdings, Inc.	600	11,757
Nomura Real Estate Master Fund, Inc. (REIT)	17	23,231
Nomura Research Institute Ltd.	600	23,605
NSK Ltd.	1,800	22,453
NTT Data Corp.	3,000	33,341
NTT DoCoMo, Inc.	6,100	143,829
Obayashi Corp.	2,700	31,711
Obic Co., Ltd.	300	18,404
Odakyu Electric Railway Co., Ltd.	1,300	26,191
Oji Holdings Corp.	4,000	20,627
Olympus Corp.	1,300	47,388
Omron Corp.	900	39,009
Ono Pharmaceutical Co., Ltd.	1,800	39,225
Oracle Corp.	200	12,963
Oriental Land Co., Ltd.	1,000	67,642
ORIX Corp.	5,900	91,274
Osaka Gas Co., Ltd.	8,000	32,683
Otsuka Corp.	200	12,394
Otsuka Holdings KK	1,722	73,335
Panasonic Corp.	9,814	132,977
Park24 Co., Ltd.	500	12,696
Pola Orbis Holdings, Inc.	400	10,534
Rakuten, Inc.	4,100	48,190

The accompanying notes are an integral part of the financial statements.

20	Deutsche EAFE® Equity Index Fund

	Shares	Value ($)
Recruit Holdings Co., Ltd.	4,800	82,408
Resona Holdings, Inc.	10,000	54,990
Ricoh Co., Ltd.	3,100	27,341
Rinnai Corp.	200	18,617
ROHM Co., Ltd.	400	30,691
Ryohin Keikaku Co., Ltd.	100	24,957
Sankyo Co., Ltd.	200	6,775
Santen Pharmaceutical Co., Ltd.	1,600	21,679
SBI Holdings, Inc.	944	12,774
Secom Co., Ltd.	900	68,215
Sega Sammy Holdings, Inc.	900	12,099
Seibu Holdings, Inc.	900	16,620
Seiko Epson Corp.	1,200	26,662
Sekisui Chemical Co., Ltd.	1,700	30,395
Sekisui House Ltd.	2,700	47,519
Seven & I Holdings Co., Ltd.	3,300	135,785
Seven Bank Ltd.	2,600	9,293
Sharp Corp.*	7,000	25,952
Shimadzu Corp.	1,100	20,910
Shimamura Co., Ltd.	100	12,234
Shimano, Inc.	300	47,424
Shimizu Corp.	2,000	21,178
Shin-Etsu Chemical Co., Ltd.	1,700	153,941
Shinsei Bank Ltd.	7,000	12,198
Shionogi & Co., Ltd.	1,300	72,342
Shiseido Co., Ltd.	1,700	60,367
Showa Shell Sekiyu KK	900	8,338
SMC Corp.	300	91,087
SoftBank Group Corp.	3,700	299,257
Sohgo Security Services Co., Ltd.	300	13,496
Sompo Holdings, Inc.	1,600	61,724
Sony Corp.	5,600	213,395
Sony Financial Holdings, Inc.	700	11,912
Stanley Electric Co., Ltd.	600	18,084
Start Today Co., Ltd.	900	22,125
Subaru Corp.	2,682	90,278
Sumitomo Chemical Co., Ltd.	7,000	40,205
Sumitomo Corp.	5,200	67,592
Sumitomo Dainippon Pharma Co., Ltd.	800	10,904
Sumitomo Electric Industries Ltd.	3,400	52,296
Sumitomo Heavy Industries Ltd.	3,000	19,764
Sumitomo Metal Mining Co., Ltd.	2,000	26,682
Sumitomo Mitsui Financial Group, Inc.	5,991	233,248
Sumitomo Mitsui Trust Holdings, Inc.	1,510	53,956
Sumitomo Realty & Development Co., Ltd.	2,000	61,614

The accompanying notes are an integral part of the financial statements.

Deutsche EAFE® Equity Index Fund	21

	Shares	Value ($)
Sumitomo Rubber Industries Ltd.	900	15,171
Sundrug Co., Ltd.	300	11,176
Suntory Beverage & Food Ltd.	600	27,846
Suzuken Co., Ltd.	300	9,949
Suzuki Motor Corp.	1,500	71,082
Sysmex Corp.	700	41,760
T&D Holdings, Inc.	2,500	37,997
Taiheiyo Cement Corp.	6,000	21,818
Taisei Corp.	5,000	45,610
Taisho Pharmaceutical Holdings Co., Ltd.	100	7,602
Taiyo Nippon Sanso Corp.	600	6,727
Takashimaya Co., Ltd.	1,000	9,504
Takeda Pharmaceutical Co., Ltd.	3,200	162,425
TDK Corp.	600	39,422
Teijin Ltd.	800	15,371
Terumo Corp.	1,400	55,079
The Bank of Kyoto Ltd.	1,000	9,424
The Chiba Bank Ltd.	3,000	21,712
The Chugoku Bank Ltd.	700	10,456
The Hachijuni Bank Ltd.	1,958	12,412
The Hiroshima Bank Ltd.	2,000	8,855
The Shizuoka Bank Ltd.	2,000	18,048
The Suruga Bank Ltd.	700	16,941
THK Co., Ltd.	600	16,964
Tobu Railway Co., Ltd.	4,000	21,800
Toho Co., Ltd.	500	15,381
Toho Gas Co., Ltd.	2,000	14,545
Tohoku Electric Power Co., Inc.	1,900	26,268
Tokio Marine Holdings, Inc.	3,000	124,054
Tokyo Electric Power Co. Holdings, Inc.*	6,400	26,345
Tokyo Electron Ltd.	700	94,350
Tokyo Gas Co., Ltd.	9,000	46,754
Tokyo Tatemono Co., Ltd.	1,000	13,087
Tokyu Corp.	5,000	38,097
Tokyu Fudosan Holdings Corp.	2,300	13,578
Toppan Printing Co., Ltd.	2,000	21,907
Toray Industries, Inc.	6,500	54,341
Toshiba Corp.*	18,000	43,498
Tosoh Corp.	3,000	30,700
TOTO Ltd.	600	22,885
Toyo Seikan Kaisha Ltd.	800	13,486
Toyo Suisan Kaisha Ltd.	400	15,310
Toyoda Gosei Co., Ltd.	300	7,146
Toyota Industries Corp.	700	36,782
Toyota Motor Corp.	11,600	607,769

The accompanying notes are an integral part of the financial statements.

22	Deutsche EAFE® Equity Index Fund

	Shares	Value ($)
Toyota Tsusho Corp.	900	26,926
Trend Micro, Inc.	500	25,739
Tsuruha Holdings, Inc.	200	21,214
Unicharm Corp.	1,800	45,162
United Urban Investment Corp. (REIT)	14	19,978
USS Co., Ltd.	1,000	19,853
West Japan Railway Co.	700	49,391
Yahoo! Japan Corp.	6,000	26,086
Yakult Honsha Co., Ltd.	400	27,206
Yamada Denki Co., Ltd.	3,100	15,379
Yamaguchi Financial Group, Inc.	1,000	12,065
Yamaha Corp.	800	27,597
Yamaha Motor Co., Ltd.	1,200	30,919
Yamato Holdings Co., Ltd.	1,500	30,387
Yamazaki Baking Co., Ltd.	600	11,944
Yaskawa Electric Corp.	1,100	23,286
Yokogawa Electric Corp.	900	14,411
Yokohama Rubber Co., Ltd.	550	11,027

(Cost $8,186,253)		14,231,204

Jordan 0.0%
Hikma Pharmaceuticals PLC (Cost $24,041)	712	13,632

Luxembourg 0.3%
ArcelorMittal*	2,944	66,779
Eurofins Scientific SE	50	28,162
Millicom International Cellular SA (SDR)	321	18,960
RTL Group SA*	187	14,120
SES SA (FDR)	1,552	36,383
Tenaris SA	2,007	31,290

(Cost $170,870)		195,694

Macau 0.1%
Sands China Ltd.	10,819	49,540
Wynn Macau Ltd.	7,581	17,711

(Cost $29,789)		67,251

Mexico 0.0%
Fresnillo PLC (Cost $15,257)	1,012	19,587

Netherlands 4.7%
ABN AMRO Group NV (CVA) 144A	1,669	44,244
Aegon NV	8,421	43,002
AerCap Holdings NV*	700	32,501
Akzo Nobel NV	1,144	99,421
Altice NV “A”*	1,737	40,075
Altice NV “B”*	424	9,785

The accompanying notes are an integral part of the financial statements.

Deutsche EAFE® Equity Index Fund	23

	Shares	Value ($)
ASML Holding NV	1,652	215,287
Boskalis Westminster NV	448	14,550
EXOR NV	490	26,522
Gemalto NV	363	21,787
Heineken Holding NV	436	39,963
Heineken NV	1,005	97,717
ING Groep NV	17,144	295,673
Koninklijke (Royal) KPN NV	14,986	47,943
Koninklijke Ahold Delhaize NV	5,680	108,599
Koninklijke DSM NV	816	59,312
Koninklijke Philips NV	4,251	150,975
Koninklijke Vopak NV	348	16,137
NN Group NV	1,424	50,614
NXP Semiconductors NV*	1,544	168,991
QIAGEN NV*	992	32,999
Randstad Holding NV	499	29,135
RELX NV	4,293	88,258
Royal Dutch Shell PLC “A”	19,691	521,907
Royal Dutch Shell PLC “B”	16,655	447,404
Wolters Kluwer NV	1,354	57,320

(Cost $1,856,047)		2,760,121

New Zealand 0.2%
Auckland International Airport Ltd.	3,804	19,875
Contact Energy Ltd.	3,394	12,958
Fletcher Building Ltd.	2,711	15,873
Mercury NZ Ltd.	3,881	9,442
Meridian Energy Ltd.	5,968	12,726
Ryman Healthcare Ltd.	1,760	10,692
Spark New Zealand Ltd.	8,314	23,030

(Cost $57,370)		104,596

Norway 0.7%
DnB ASA	4,437	75,467
Gjensidige Forsikring ASA	952	16,249
Marine Harvest ASA*	1,618	27,694
Norsk Hydro ASA	5,837	32,357
Orkla ASA	3,538	35,957
Schibsted ASA “A”	334	8,065
Schibsted ASA “B”	403	8,906
Statoil ASA (b)	5,013	83,102
Telenor ASA	3,343	55,458
Yara International ASA	798	29,975

(Cost $185,275)		373,230

The accompanying notes are an integral part of the financial statements.

24	Deutsche EAFE® Equity Index Fund

	Shares	Value ($)
Portugal 0.2%
EDP — Energias de Portugal SA	10,726	35,074
Galp Energia, SGPS, SA	2,154	32,610
Jeronimo Martins, SGPS, SA	1,149	22,427

(Cost $64,454)		90,111

Singapore 1.4%
Ascendas Real Estate Investment Trust (REIT)	11,200	21,233
CapitaLand Commercial Trust (REIT)	10,100	12,178
CapitaLand Ltd.	10,725	27,265
CapitaLand Mall Trust (REIT)	11,470	16,454
City Developments Ltd.	1,900	14,808
ComfortDelGro Corp., Ltd.	9,500	15,871
DBS Group Holdings Ltd.	7,959	119,898
Genting Singapore PLC	26,995	21,275
Global Logistic Properties Ltd.	12,000	24,928
Golden Agri-Resources Ltd.	32,073	8,736
Hutchison Port Holdings Trust (Units)	24,500	10,535
Jardine Cycle & Carriage Ltd.	404	13,014
Keppel Corp., Ltd.	6,049	27,636
Oversea-Chinese Banking Corp., Ltd.	13,754	107,794
SATS Ltd.	3,300	12,248
Sembcorp Industries Ltd.	4,449	9,953
Singapore Airlines Ltd.	2,370	17,421
Singapore Exchange Ltd.	3,500	18,660
Singapore Press Holdings Ltd.	6,858	16,090
Singapore Technologies Engineering Ltd.	6,900	18,443
Singapore Telecommunications Ltd.	36,501	103,133
StarHub Ltd.	3,300	6,520
Suntec Real Estate Investment Trust (REIT)	12,200	16,571
United Overseas Bank Ltd.	5,922	99,449
UOL Group Ltd.	2,261	12,547
Wilmar International Ltd.	7,800	18,980

(Cost $445,728)		791,640

South Africa 0.1%
Mediclinic International PLC	1,830	17,673
Mondi PLC	1,590	41,708

(Cost $57,843)		59,381

Spain 3.6%
Abertis Infraestructuras SA	3,112	57,652
ACS, Actividades de Construccion y Servicios SA	1,040	40,179
Aena SA 144A	298	58,151
Amadeus IT Group SA	1,922	114,919

The accompanying notes are an integral part of the financial statements.

Deutsche EAFE® Equity Index Fund	25

	Shares	Value ($)
Banco Bilbao Vizcaya Argentaria SA	29,599	245,604
Banco de Sabadell SA	23,934	48,631
Banco Santander SA	64,448	426,345
Bankia SA	4,582	22,148
Bankinter SA	3,060	28,187
CaixaBank SA	16,062	76,683
Distribuidora Internacional de Alimentacion SA	3,059	19,045
Enagas SA	986	27,647
Endesa SA	1,330	30,639
Ferrovial SA	2,157	47,880
Gamesa Corp. Tecnologica SA	1,085	23,168
Gas Natural SDG SA (b)	1,580	36,976
Grifols SA	1,333	37,126
Iberdrola SA	25,897	205,066
Industria de Diseno Textil SA	4,831	185,451
Mapfre SA	5,146	17,973
Red Electrica Corp. SA	1,874	39,158
Repsol SA	5,280	80,809
Telefonica SA (b)	20,061	207,085

(Cost $1,319,818)		2,076,522

Sweden 3.0%
Alfa Laval AB	1,334	27,299
Assa Abloy AB “B”	4,479	98,409
Atlas Copco AB “A”	2,946	112,949
Atlas Copco AB “B”	1,720	59,431
Boliden AB	1,189	32,446
Electrolux AB “B”	1,004	32,904
Essity AB “B”*	2,652	72,559
Getinge AB “B”	984	19,260
Hennes & Mauritz AB “B”	4,211	104,916
Hexagon AB “B”	1,148	54,575
Husqvarna AB “B”	1,910	18,976
ICA Gruppen AB	380	14,145
Industrivarden AB “C”	811	19,446
Investor AB “B”	2,036	98,118
Kinnevik AB “B”	968	29,633
L E Lundbergforetagen AB “B”	177	13,971
Lundin Petroleum AB*	928	17,856
Nordea Bank AB	13,450	171,144
Sandvik AB	5,053	79,471
Securitas AB “B”	1,429	24,086
Skandinaviska Enskilda Banken AB “A”	6,796	82,200
Skanska AB “B”	1,455	34,524
SKF AB “B”	1,684	34,121

The accompanying notes are an integral part of the financial statements.

26	Deutsche EAFE® Equity Index Fund

	Shares	Value ($)
Svenska Handelsbanken AB “A”	6,706	95,997
Swedbank AB “A”	4,008	97,670
Swedish Match AB	856	30,147
Tele2 AB “B”	1,750	18,321
Telefonaktiebolaget LM Ericsson “B”	13,411	95,910
Telia Co. AB	11,443	52,687
Volvo AB “B”	6,939	118,276

(Cost $705,365)		1,761,447

Switzerland 9.3%
ABB Ltd. (Registered)	8,876	219,192
Adecco Group AG (Registered)	734	55,802
Baloise Holding AG (Registered)	211	32,610
Barry Callebaut AG (Registered)*	10	13,745
Chocoladefabriken Lindt & Spruengli AG	5	28,992
Cie Financiere Richemont SA (Registered)	2,311	190,394
Coca-Cola HBC AG (CDI)*	828	24,351
Credit Suisse Group AG (Registered)*	8,768	126,733
Dufry AG (Registered)*	155	25,394
EMS-Chemie Holding AG (Registered)	37	27,280
Geberit AG (Registered)	166	77,417
Givaudan SA (Registered)	41	82,009
Glencore PLC*	53,851	201,437
Julius Baer Group Ltd.*	997	52,454
Kuehne + Nagel International AG (Registered)	234	39,045
LafargeHolcim Ltd. (Registered)* (a)	893	51,127
LafargeHolcim Ltd. (Registered)* (a)	1,125	64,593
Lonza Group AG (Registered)*	334	72,206
Nestle SA (Registered)	13,828	1,203,407
Novartis AG (Registered)	9,924	825,879
Pargesa Holding SA (Bearer)	167	12,705
Partners Group Holding AG	76	47,119
Roche Holding AG (Genusschein)	3,122	795,070
Schindler Holding AG	177	37,453
Schindler Holding AG (Registered)	92	19,073
SGS SA (Registered)	24	58,117
Sika AG (Bearer)	10	64,240
Sonova Holding AG (Registered)	227	36,859
STMicroelectronics NV	2,800	40,199
Straumann Holding AG (Registered)	43	24,462
Swatch Group AG (Bearer)	136	50,222
Swatch Group AG (Registered)	245	17,898
Swiss Life Holding AG (Registered)*	139	46,908
Swiss Prime Site AG (Registered)*	300	27,250
Swiss Re AG	1,436	131,260

The accompanying notes are an integral part of the financial statements.

Deutsche EAFE® Equity Index Fund	27

	Shares	Value ($)
Swisscom AG (Registered)	115	55,491
UBS Group AG (Registered)	16,128	273,145
Vifor Pharma AG	217	23,920
Wolseley PLC	1,156	70,960
Zurich Insurance Group AG	666	193,848

(Cost $2,511,021)		5,440,266

United Kingdom 16.3%
3i Group PLC	4,204	49,416
Aberdeen Asset Management PLC	4,511	17,744
Admiral Group PLC	907	23,662
Anglo American PLC*	5,961	79,502
Antofagasta PLC	1,809	18,837
Ashtead Group PLC	2,179	45,096
Associated British Foods PLC	1,596	61,031
AstraZeneca PLC	5,628	376,405
Auto Trader Group PLC 144A	4,459	22,069
Aviva PLC	17,997	123,295
Babcock International Group PLC	1,172	13,441
BAE Systems PLC	14,028	115,745
Barclays PLC	75,264	198,751
Barratt Developments PLC	4,550	33,394
Berkeley Group Holdings PLC	598	25,134
BP PLC	86,965	501,549
British American Tobacco PLC	8,288	564,995
British Land Co. PLC (REIT)	3,622	28,564
BT Group PLC	37,421	143,658
Bunzl PLC	1,480	44,104
Burberry Group PLC	1,947	42,121
Capita PLC	3,092	27,848
Carnival PLC	831	54,983
Centrica PLC	26,278	68,520
CNH Industrial NV	4,450	50,394
Cobham PLC	10,879	18,363
Coca-Cola European Partners PLC	929	37,721
Compass Group PLC	6,998	147,657
ConvaTec Group PLC 144A*	5,347	22,230
Croda International PLC	595	30,107
Diageo PLC	11,122	328,611
Direct Line Insurance Group PLC	6,556	30,347
Dixons Carphone PLC	4,491	16,589
easyJet PLC	761	13,470
Fiat Chrysler Automobiles NV* (a)	3,242	34,462
Fiat Chrysler Automobiles NV* (a)	1,510	15,918
G4S PLC	7,035	29,907

The accompanying notes are an integral part of the financial statements.

28	Deutsche EAFE® Equity Index Fund

	Shares	Value ($)
GKN PLC	7,230	30,699
GlaxoSmithKline PLC	21,836	465,141
Hammerson PLC (REIT)	3,281	24,550
Hargreaves Lansdown PLC	1,192	20,214
HSBC Holdings PLC	87,259	808,850
IMI PLC	1,246	19,393
Imperial Brands PLC	4,242	190,529
Inmarsat PLC	2,066	20,706
InterContinental Hotels Group PLC	791	43,960
International Consolidated Airlines Group SA	2,902	23,033
Intertek Group PLC	685	37,623
Intu Properties PLC (REIT)	2,791	9,782
Investec PLC	2,993	22,356
ITV PLC	15,983	37,762
J Sainsbury PLC	7,847	25,725
Johnson Matthey PLC	827	30,924
Kingfisher PLC	9,967	39,035
Land Securities Group PLC (REIT)	3,485	45,980
Legal & General Group PLC	26,632	89,596
Lloyds Banking Group PLC	317,994	273,974
London Stock Exchange Group PLC	1,410	66,957
Marks & Spencer Group PLC	6,877	29,854
Meggitt PLC	3,541	21,995
Merlin Entertainments PLC 144A	3,249	20,333
National Grid PLC	15,265	189,236
Next PLC	664	33,348
Old Mutual PLC	22,215	55,958
Pearson PLC	3,437	30,955
Persimmon PLC	1,326	38,720
Petrofac Ltd.	1,259	7,248
Provident Financial PLC	671	21,263
Prudential PLC	11,387	261,174
Randgold Resources Ltd.	411	36,428
Reckitt Benckiser Group PLC	2,960	300,093
RELX PLC	4,796	103,693
Rio Tinto Ltd.	1,860	90,451
Rio Tinto PLC	5,446	229,960
Rolls-Royce Holdings PLC*	7,405	85,934
Royal Bank of Scotland Group PLC*	15,538	50,027
Royal Mail PLC	4,105	22,520
RSA Insurance Group PLC	4,352	34,888
Schroders PLC	532	21,508
Segro PLC (REIT)	4,521	28,806
Severn Trent PLC	1,003	28,505
Sky PLC	4,668	60,434

The accompanying notes are an integral part of the financial statements.

Deutsche EAFE® Equity Index Fund	29

	Shares	Value ($)
Smith & Nephew PLC	3,921	67,667
Smiths Group PLC	1,786	37,149
SSE PLC	4,505	85,255
St. James’s Place PLC	2,234	34,392
Standard Chartered PLC*	14,435	146,120
Standard Life PLC	8,707	45,260
Tate & Lyle PLC	2,127	18,339
Taylor Wimpey PLC	13,917	31,938
Tesco PLC*	35,887	78,899
The Sage Group PLC	4,690	42,026
The Weir Group PLC	992	22,365
Travis Perkins PLC	1,143	21,661
Unilever NV (CVA)	7,200	397,358
Unilever PLC	5,675	307,113
United Utilities Group PLC	2,958	33,422
Vodafone Group PLC	118,420	335,849
Whitbread PLC	812	41,955
WM Morrison Supermarkets PLC	9,435	29,640
Worldpay Group PLC 144A	8,675	35,568
WPP PLC	5,666	119,108

(Cost $6,061,853)		9,516,844
Total Common Stocks (Cost $33,747,456)		60,445,973

Preferred Stocks 0.5%
Germany
Bayerische Motoren Werke (BMW) AG	261	21,517
Fuchs Petrolub SE	335	18,241
Henkel AG & Co. KGaA	791	108,865
Porsche Automobil Holding SE	652	36,631
Schaeffler AG	795	11,386
Volkswagen AG	815	124,129

Total Preferred Stocks (Cost $137,324)		320,769

Rights 0.0%
Spain
ACS Actividades de Construccion y Servicios SA, Expiration Date 7/17/2017*	1,040	832
Repsol SA, Expiration Date 7/6/2017*	5,280	2,412

Total Rights (Cost $3,391)		3,244

The accompanying notes are an integral part of the financial statements.

30	Deutsche EAFE® Equity Index Fund

	Shares	Value ($)
Securities Lending Collateral 0.6%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.87% (d) (e) (Cost $324,554)	324,554	324,554

Cash Equivalents 0.4%
Deutsche Central Cash Management Government Fund, 1.03% (d) (Cost $222,098)	222,098	222,098

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $34,434,823)†	105.2	61,316,638
Other Assets and Liabilities, Net	(5.2)	(3,014,582)

Net Assets	100.0	58,302,056

*	Non-income producing security.

†	The cost for federal income tax purposes was $34,481,020. At June 30, 2017, net unrealized appreciation for all securities based on tax cost was $26,835,618. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $27,276,503 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $440,885.

(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.

(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2017 amounted to $307,302, which is 0.5% of net assets.

(c)	Affiliated Issuer. This security is owned in proportion with its representation in the index.

(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

CDI: Chess Depositary Interest

CVA: Certificaten Van Aandelen (Certificate of Stock)

FDR: Fiduciary Depositary Receipt

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Deutsche EAFE® Equity Index Fund	31

At June 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
E-Mini MSCI EAFE Index	USD	9/15/2017	12	1,133,760	1,629

At June 30, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	20,000	SEK	171,565	9/20/2017	459	Goldman Sachs & Co.
USD	60,000	EUR	52,766	9/20/2017	526	Societe Generale
USD	70,000	GBP	54,596	9/20/2017	1,287	Goldman Sachs & Co.
USD	40,000	AUD	52,771	9/20/2017	518	Goldman Sachs & Co.
USD	30,000	CHF	28,708	9/20/2017	96	Goldman Sachs & Co.
HKD	233,512	USD	30,000	9/20/2017	24	Bank of New York
JPY	19,874,490	USD	179,263	9/20/2017	1,930	Goldman Sachs & Co.
Total unrealized appreciation					4,840

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	80,000	JPY	8,959,408	9/20/2017	(58)	Societe Generale
SEK	259,695	USD	30,000	9/20/2017	(969)	Bank of New York
EUR	26,668	USD	30,000	9/20/2017	(590)	Bank of Montreal
EUR	138,821	USD	155,901	9/20/2017	(3,336)	Goldman Sachs & Co.
CHF	266,951	USD	275,935	9/20/2017	(3,918)	Goldman Sachs & Co.
AUD	120,703	USD	91,584	9/20/2017	(1,093)	Goldman Sachs & Co.
GBP	111,209	USD	142,330	9/20/2017	(2,879)	Citigroup, Inc.
Total unrealized depreciation					(12,843)

Currency Abbreviations
AUD	Australian Dollar	HKD	Hong Kong Dollar
CHF	Swiss Franc	JPY	Japanese Yen
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

32	Deutsche EAFE® Equity Index Fund

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,311,061	$—	$6,572	$4,317,633
Austria	145,405	—	—	145,405
Belgium	691,581	—	—	691,581
China	9,162	—	—	9,162
Denmark	1,099,150	—	—	1,099,150
Finland	622,628	—	—	622,628
France	6,243,291	—	—	6,243,291
Germany	5,444,444	—	—	5,444,444
Hong Kong	2,066,865	—	—	2,066,865
Ireland	632,496	—	—	632,496
Israel	268,944	157,668	—	426,612
Italy	1,245,180	—	—	1,245,180
Japan	14,231,204	—	—	14,231,204
Jordan	13,632	—	—	13,632
Luxembourg	195,694	—	—	195,694
Macau	67,251	—	—	67,251
Mexico	19,587	—	—	19,587
Netherlands	2,760,121	—	—	2,760,121
New Zealand	104,596	—	—	104,596
Norway	373,230	—	—	373,230
Portugal	90,111	—	—	90,111
Singapore	791,640	—	—	791,640
South Africa	59,381	—	—	59,381
Spain	2,076,522	—	—	2,076,522
Sweden	1,761,447	—	—	1,761,447
Switzerland	5,440,266	—	—	5,440,266
United Kingdom	9,516,844	—	—	9,516,844
Preferred Stocks	320,769	—	—	320,769
Rights	3,244	—	—	3,244
Short-Term Investments (f)	546,652	—	—	546,652
Derivatives (g)
Futures Contracts	1,629	—	—	1,629
Forward Foreign Currency Exchange Contracts	—	4,840	—	4,840
Total	$61,154,027	$162,508	$6,572	$61,323,107

The accompanying notes are an integral part of the financial statements.

Deutsche EAFE® Equity Index Fund	33

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(12,843)	$—	$(12,843)
Total	$—	$(12,843)	$—	$(12,843)

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the six months ended June 30, 2017, the amount of the transfers between Level 2 and Level 1 was $59,027,310.

Transfers between price levels are recognized at the beginning of the reporting period.

(f)	See Investment Portfolio for additional detailed categorizations.

(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

34	Deutsche EAFE® Equity Index Fund

Statement of Assets and Liabilities

as of June 30, 2017 (Unaudited)

Assets
Investments:
Investments in non-affiliated securities, at value (cost $33,714,607) — including $307,302 of securities loaned	$60,608,892
Investment in Deutsche Government & Agency Securities Portfolio (cost $324,554)*	324,554
Investment in affiliated securities, at value (cost $395,662)	383,192
Total investments in securities, at value (cost $34,434,823)	61,316,638
Cash	1,756
Foreign currency, at value (cost $245,335)	249,204
Deposit with broker for futures contracts	282,521
Receivable for Fund shares sold	10,435
Dividends receivable	127,498
Interest receivable	1,250
Receivable for variation margin on futures contracts	1,629
Unrealized appreciation on forward foreign currency exchange contracts	4,840
Foreign taxes recoverable	312,380
Due from Advisor	20,425
Other assets	28,008
Total assets	62,356,584

Liabilities
Payable upon return of securities loaned	324,554
Payable for investments purchased	10,415
Payable for Fund shares redeemed	3,582,193
Unrealized depreciation on forward foreign currency exchange contracts	12,843
Accrued Trustees’ fees	368
Other accrued expenses and payables	124,155
Total liabilities	4,054,528
Net assets, at value	$58,302,056

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Deutsche EAFE® Equity Index Fund	35

Statement of Assets and Liabilities as of June 30, 2017 (Unaudited) (continued)

Net Assets Consist of
Undistributed net investment income	640,383
Net unrealized appreciation (depreciation) on:
Investments	26,881,815
Futures	1,629
Foreign currency	(6,468)
Accumulated net realized gain (loss)	(2,165,193)
Paid-in capital	32,949,890
Net assets, at value	$58,302,056

Net Asset Value
Institutional Class
Net Asset Value offering and redemption price per share ($58,302,056 ÷ 9,417,763 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.19

The accompanying notes are an integral part of the financial statements.

36	Deutsche EAFE® Equity Index Fund

Statement of Operations

for the six months ended June 30, 2017 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $115,321)	$1,187,265
Affiliated dividends (net of foreign taxes withheld of $290)	1,132
Income distribution — Deutsche Central Cash Management Government Fund	1,300
Securities lending income, net of borrower rebates	10,751
Total income	1,200,448
Expenses:
Management fee	74,922
Administration fee	29,969
Services to shareholders	19,720
Custodian fee	74,981
Professional fees	46,392
Reports to shareholders	18,290
Registration fees	13,139
Trustees’ fees and expenses	2,396
Other	17,608
Total expenses before expense reductions	297,417
Expense reductions	(199,992)
Total expenses after expense reductions	97,425
Net investment income	1,103,023

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Sale of affiliated securities	(7,784)
Investments	255,186
Futures	184,537
Foreign currency	82,549
514,488
Change in net unrealized appreciation (depreciation) on:
Investments	6,397,279
Futures	(489)
Foreign currency	10,405
6,407,195
Net gain (loss)	6,921,683
Net increase (decrease) in net assets resulting from operations	$8,024,706

The accompanying notes are an integral part of the financial statements.

Deutsche EAFE® Equity Index Fund	37

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$1,103,023	$1,852,520
Net realized gain (loss)	514,488	4,412,139
Change in net unrealized appreciation (depreciation)	6,407,195	(5,743,902)
Net increase (decrease) in net assets resulting from operations	8,024,706	520,757
Distributions to shareholders from:
Net investment income	—	(2,359,573)
Net realized gains	—	(12,450,771)
Total distributions	—	(14,810,344)
Fund share transactions:
Proceeds from shares sold	5,750,544	46,866,414
Reinvestment of distributions	—	12,414,927
Payments for shares redeemed	(16,242,104)	(42,406,068)
Redemption fees	—	10
Net increase (decrease) in net assets from Fund share transactions	(10,491,560)	16,875,283
Increase (decrease) in net assets	(2,466,854)	2,585,696
Net assets at beginning of period	60,768,910	58,183,214
Net assets at end of period (including undistributed net investment income and distributions in excess of net investment income of $640,383 and $462,640, respectively	$58,302,056	$60,768,910

Other Information
Shares outstanding at beginning of period	11,221,973	8,270,160
Shares sold	989,196	7,826,007
Shares issued to shareholders in reinvestment of distributions	—	2,202,817
Shares redeemed	(2,793,406)	(7,077,011)
Net increase (decrease) in Fund shares	(1,804,210)	2,951,813
Shares outstanding at end of period	9,417,763	11,221,973

The accompanying notes are an integral part of the financial statements.

38	Deutsche EAFE® Equity Index Fund

Financial Highlights

	Six Months Ended 6/30/17		Years Ended December 31,
Institutional Class	(Unaudited)		2016		2015	2014	2013	2012

Selected Per Share Data
Net asset value, beginning of period	$5.42		$7.04		$13.38	$14.67	$12.39	$10.79
Income (loss) from investment operations:
Net investment income (loss)[a]	.11		.19	[d]	.45	.48	.35	.35
Net realized and unrealized gain (loss)	.66		(.19)		(.51)	(1.33)	2.30	1.63
Total from investment operations	.77		.00		(.06)	(.85)	2.65	1.98
Less distributions from:
Net investment income	—		(.23)		(1.12)	(.44)	(.37)	(.38)
Net realized gains	—		(1.39)		(5.16)	—	—	—
Total distributions	—		(1.62)		(6.28)	(.44)	(.37)	(.38)
Redemption fees	—		.00	***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$6.19		$5.42		$7.04	$13.38	$14.67	$12.39
Total Return (%)	14.21	b**	.75	[b,d]	(.74)[b]	(5.84)[b]	21.56	18.35

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	58		61		58	256	268	271
Ratio of expenses before expense reductions (%)	.99	*	.95		.58	.49	.50	.54
Ratio of expenses after expense reductions (%)	.33	*	.33		.34	.46	.50	.54
Ratio of net investment income (loss) (%)	3.68	*	3.13	[d]	3.24	3.32	2.59	2.98
Portfolio turnover rate (%)	3	**	51		127 [c]	4	10	8

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	For the year ended December 31, 2015, the portfolio turnover rate includes the effect of a purchase and sale of an exchange traded fund purchased to keep the Fund fully invested while raising cash to fund a large redemption. Turnover without this transaction would have been 12%.
[d]	Includes a non-recurring payment for overbilling of prior years’ custodian out-of-pocket fees. Excluding this payment, net investment income per share, total return and ratio of net investment income to average net assets would have been reduced by $0.02, 0.37% and 0.35%, respectively.
*	Annualized
**	Not annualized
***	Amount is less than $.005.

Deutsche EAFE® Equity Index Fund	39

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche EAFE® Equity Index Fund (the “Fund”) is a diversified series of the Deutsche Institutional Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

40	Deutsche EAFE® Equity Index Fund

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Deutsche EAFE® Equity Index Fund	41

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2017, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of June 30, 2017, the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2017, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

42	Deutsche EAFE® Equity Index Fund

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

From November 1, 2016 through December 31, 2016, the Fund elects to defer qualified late year losses of approximately $605,659 of net long-term realized capital losses, $288,978 of net short-term realized capital losses and approximately $100,922 of net ordinary losses, and treat them as arising in the fiscal year ending December 31, 2017.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax return for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to passive foreign investment companies, foreign denominated investments, futures contracts, forward currency contracts, certain securities sold at a loss and recognition of certain foreign currency gains (losses) as ordinary income (loss). As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. Prior to February 1, 2017, the Fund imposed a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange (subject to certain exceptions). This fee was

Deutsche EAFE® Equity Index Fund	43

assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2017, the Fund entered into futures contracts as a means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures

44	Deutsche EAFE® Equity Index Fund

contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2017, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2017, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $1,134,000 to $1,604,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2017, the Fund used forward currency contracts as a means of maintaining the Fund’s currency exposure consistent with that of the EAFE index and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2017, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2017, the investment in forward currency contracts U.S. dollars purchased had a total contract value generally indicative of a range from $0 to approximately $1,060,000, and the investment in forward currency contracts U.S. dollars sold had a total contract value generally indicative of a range from approximately $300,000 to $586,000.

Deutsche EAFE® Equity Index Fund	45

The following tables summarize the value of the Fund’s derivative instruments held as of June 30, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$1,629	$1,629
Foreign Exchange Contracts (b)	4,840	—	4,840
	$4,840	$1,629	$6,469

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b)	Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivative	Forward Contracts
Foreign Exchange Contracts (c)	$(12,843)

The above derivative is located in the following Statement of Assets and Liabilities account:

(c)	Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Equity Contracts (d)	$—	$184,537	$184,537
Foreign Exchange Contracts (e)	26,205	—	26,205
	$26,205	$184,537	$210,742

Each of the above derivatives is located in the following Statement of Operations accounts:

(d)	Net realized gain (loss) from futures

(e)	Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Equity Contracts (f)	$—	$(489)	$(489)
Foreign Exchange Contracts (g)	(11,567)	—	(11,567)
	$(11,567)	$(489)	$(12,056)

Each of the above derivatives is located in the following Statement of Operations accounts:

(f)	Change in net unrealized appreciation (depreciation) from futures

(g)	Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

46	Deutsche EAFE® Equity Index Fund

As of June 30, 2017, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Bank of New York	$24	$(24)	$—	$—
Goldman Sachs & Co.	4,290	(4,290)	—	—
Societe Generale	526	(58)	—	468
	$4,840	$(4,372)	$—	$468

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Bank of Montreal	$590	$—	$—	$590
Bank of New York	969	(24)	—	945
Citigroup, Inc.	2,879	—	—	2,879
Goldman Sachs & Co.	8,347	(4,290)	—	4,057
Societe Generale	58	(58)	—	—
	$12,843	$(4,372)	$—	$8,471

C. Purchases and Sales of Securities

During the six months ended June 30, 2017, purchases and sales of investment securities (excluding short-term investments) aggregated $1,575,648 and $7,087,224, respectively.

Deutsche EAFE® Equity Index Fund	47

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.

Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.25% of the Fund’s average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2017 through April 30, 2017, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.32%.

Effective May 1, 2017 through April 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.33%.

For the six months ended June 30, 2017, fees waived and/or expenses reimbursed for the Fund were $199,992.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2017, the Administration Fee was $29,969, of which $5,138 is unpaid.

Service Provider Fees. Deutsche AM Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC compensates DST out of the shareholder servicing fee it receives from the Fund. DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. For the six months

48	Deutsche EAFE® Equity Index Fund

ended June 30, 2017, the amount charged to the Fund by DSC aggregated $2,105, of which $1,192 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $10,799, of which $9,198 is unpaid.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended June 30, 2017, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $809.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month

Deutsche EAFE® Equity Index Fund	49

LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2017.

F. Transactions with Affiliates

Deutsche Bank AG and Deutsche Central Cash Management Government Fund are considered to be affiliated investments. A summary of the Fund’s transactions with these affiliated investments during the six months ended June 30, 2017 is as follows:

Affiliate	Value ($) at 12/31/2016	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss) ($)	Income Distribu- tions ($)	Value ($) at 6/30/17
Deutsche Bank AG	122,808	—	13,549	(7,784)	1,132	161,094
Deutsche Central Cash Management Government Fund	20,738	9,238,879	9,037,519	—	1,300	222,098
Total	143,546	9,238,879	9,051,068	(7,784)	2,432	383,192

G. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts, including affiliated Deutsche Funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2017, Deutsche Multi-Asset Global Allocation Fund held approximately 37% of the outstanding shares of the Fund.

50	Deutsche EAFE® Equity Index Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2017 to June 30, 2017).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Deutsche EAFE® Equity Index Fund	51

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2017 (Unaudited)

Actual Fund Return	Institutional Class
Beginning Account Value 1/1/17	$1,000.00
Ending Account Value 6/30/17	$1,142.10
Expenses Paid per $1,000**	$1.75

Hypothetical 5% Fund Return	Institutional Class
Beginning Account Value 1/1/17	$1,000.00
Ending Account Value 6/30/17	$1,023.16
Expenses Paid per $1,000**	$1.66

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Institutional Class
Deutsche EAFE® Equity Index Fund	0.33%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

52	Deutsche EAFE® Equity Index Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche EAFE® Equity Index Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2016.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

–	Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests

Deutsche EAFE® Equity Index Fund	53

of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Focus Funds” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and

54	Deutsche EAFE® Equity Index Fund

addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, the Fund’s performance (Institutional Class shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Institutional Class shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2015). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information

Deutsche EAFE® Equity Index Fund	55

regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources

56	Deutsche EAFE® Equity Index Fund

by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Deutsche EAFE® Equity Index Fund	57

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund’s policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — sec.gov. To obtain a written copy of the fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The fund’s portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

58	Deutsche EAFE® Equity Index Fund

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Institutional Class
Nasdaq Symbol	BTAEX
CUSIP Number	25159R 601
Fund Number	558

Deutsche EAFE® Equity Index Fund	59

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

–    Social Security number

–    Account balances

–    Purchase and transaction history

–     Bank account information

–    Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@db.com

60	Deutsche EAFE® Equity Index Fund

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

–    open an account

–    give us your contact information

–    provide bank account information for ACH or wire transactions

–    tell us where to send money

–    seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

–    sharing for affiliates’ everyday business purposes

–    information about your creditworthiness

–    affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.

Rev. 05/2017

Deutsche EAFE® Equity Index Fund	61

Notes

DEAFE-3

(R-028286-6 8/17)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche EAFE® Equity Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	8/29/2017